Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Transaction revenues	$ 275,674	$ 183,252	$ 741,699	$ 537,147
Other revenues	6,809	2,522	14,001	4,336
Revenues from payment processing	282,483	185,774	755,700	541,483
Cost of services	(179,294)	(107,594)	(468,747)	(330,521)
Gross profit	$ 103,189	$ 78,180	$ 286,953	$ 210,962